Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than described below, and the additional draws on the March Working Capital Loan as disclosed in Note 5, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial unaudited statements.

On April 27, 2023, the Company entered into the business combination agreement (“BCA”) with Starton Therapeutics, Inc. (“Starton”); HWEL Holdings Corp., a newly formed wholly-owned subsidiary of the Company (“Pubco”); HWEL Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of Pubco (“Purchaser Merger Sub”); 1412384 B.C. Unlimited Liability Company, a British Columbia unlimited liability company and wholly-owned subsidiary of Pubco (“CallCo”); 1412388 B.C. Ltd, a British Columbia corporation and wholly-owned subsidiary of CallCo (“ExchangeCo”); the Sponsor, as the representative from and after the Effective Time (as defined in the BCA) of the stockholders of Pubco (other than the Starton Shareholders (as defined below) and their successors and assignees); and Kiriakos Charlie Perperidis, in the capacity as the representative of the shareholders of Starton (the “Starton Shareholders”) from and after the Effective Time (all of the transactions contemplated by the BCA, including the issuances of securities thereunder, the “Starton Business Combination”). The BCA was amended by the First Amendment to the Business Combination Agreement, dated May 15, 2023 (the “First BCA Amendment”).

Pursuant to the BCA, subject to the terms and conditions set forth therein, Purchaser Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and wholly-owned subsidiary of Pubco (the “Purchaser Merger”), in connection with which all of the existing securities of the Company will be exchanged for rights to receive securities of Pubco as follows: (a) each share of the Company’s common stock outstanding immediately prior to the Effective Time will automatically convert into one share of common stock, par value $0.0001, issued by Pubco (“Pubco Common Stock”), and (b) each whole Public Warrant, Private Placement Warrant and Forward Purchase Warrant will automatically convert into one warrant to purchase shares of Pubco Common Stock on substantially the same terms and conditions. Immediately following the Purchaser Merger, by means of a statutory plan of arrangement under the Business Corporations Act (British Columbia) (the “Plan of Arrangement”), (i) CallCo will acquire a portion of the issued and outstanding common shares of Starton (“Starton Shares”) from certain holders in exchange for Pubco Common Stock (the “Pubco Share Exchange”), and will contribute such Starton Shares to ExchangeCo in exchange for ExchangeCo common shares, (ii) following the Pubco Share Exchange, ExchangeCo will acquire the remaining issued and outstanding Starton Shares from the remaining shareholders of Starton in exchange for shares of ExchangeCo (“Exchangeable Shares”). The Exchangeable Shares will be exchangeable, on a one-for-one basis, into shares of Pubco Common Stock, with each share valued at the price at which the Company redeems Public Shares held by its public stockholders in connection with the Starton Business Combination (the “Redemption Price”). As a result of the foregoing, Starton will become a wholly-owned subsidiary of ExchangeCo and an indirect subsidiary of Pubco.

Each outstanding Starton option will be assumed by Pubco and automatically converted into an option to purchase shares of Pubco Common Stock in accordance with the Plan of Arrangement and under an equity incentive plan to be adopted by Pubco prior to the closing of the Starton Business Combination (the “Closing”).

Pursuant to the terms of the BCA, the aggregate base consideration to be delivered to the Starton Shareholders in connection with the Starton Business Combination will be $260.0 million (including up to $20.0 million of incentive shares provided to potential PIPE investors), subject to adjustments for Starton’s closing debt (net of cash) and certain other adjustments, which consideration will be payable in newly-issued shares of (i) Pubco Common Stock or (ii) Exchangeable Shares, each valued at the Redemption Price.

In addition to the shares of Pubco Common Stock or Exchangeable Shares deliverable at the Closing, the Starton Shareholders will have the contingent right to receive up to an additional shares 25,000,000 shares of Pubco Common Stock or Exchangeable Shares, as earnout consideration after the Closing (the “Earnout Consideration” and such shares the “Earnout Shares”). The Earnout Consideration will be issuable to the Starton Shareholders (as of the date of the Closing) as follows:

•        one-third of the Earnout Shares are issuable upon the volume weighted average price of the shares of Pubco Common Stock (the “VWAP”) equaling or exceeding $12.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the five-year period after the Closing (the “Earnout Period”);

•        one-third of the Earnout Shares are issuable upon (i) the VWAP equaling or exceeding $14.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) successful completion of a Phase 1B clinical trial for multiple myeloma, meaning the completion of an interim data analysis which is sufficient to obtain an agreement with the U.S. Food and Drug Administration (“FDA”) in which the FDA permits Starton to move forward to a phase 2 clinical study following a Type B End-of-Phase-1 meeting; and

•        one-third of the Earnout Shares are issuable upon (i) the VWAP equaling or exceeding $16.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) achievement of the successful completion of an FDA required bridging study in healthy volunteers that proves bio-equivalence between the ambulatory subcutaneous pump and either a transdermal patch or an on body subcutaneous pump.

Simultaneously with the execution and delivery of the BCA, the Company and Starton entered into voting agreements (collectively, the “Voting Agreements”) with certain Starton Shareholders required to approve the Starton Business Combination. Under the Voting Agreements, such Starton Shareholders agreed to vote all of their Starton Shares in favor of the BCA and the related transactions. Such Start on Shareholders also agreed to take certain other actions in support of the BCA and related transactions and refrain from taking actions that would adversely affect their ability to perform their obligations under the Voting Agreements. Such Starton Shareholders also provided a proxy to the Company to vote their Starton Shares in accordance with the foregoing. The Voting Agreements prevent transfers of the Starton Shares held by such Starton Shareholders between the date of the Voting Agreement and the date of Closing, except for certain permitted transfers where the recipient also agrees to comply with the Voting Agreement.

Simultaneously with the execution of the BCA, the Company, Pubco, Starton and the Sponsor also entered into a sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to vote all of its shares of the Company’s common stock in favor of the BCA and the Starton Business Combination. The Sponsor also agreed to waive its anti-dilution rights that would otherwise allow it to maintain ownership of 20% of Pubco. The Sponsor Support Agreement also prevents transfers of the Company’s securities held by the Sponsor between the date of the Sponsor Support Agreement and the termination of the Sponsor Support Agreement.

The BCA and related agreements and the First BCA Amendment are further described in our Current Reports on Form 8-K filed with the SEC on May 3, 2023 and May 15, 2023, respectively. The foregoing descriptions of each of the BCA, the form of Voting Agreement and the Sponsor Letter Agreement are qualified in their entirety by reference to such agreement filed as an exhibit to this Quarterly Report.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.